Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and Equipment
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Computer Equipment	3 years
Office Equipment	3 - 10 years
Furniture and fixtures	5 - 10 years
Leasehold improvements	5 years
Property and equipment consists of the following:

	December 31, 2013	December 31, 2012
Furniture and fixtures	$153,521	$153,521
Office equipment	34,518	23,400
Computer equipment	169,814	110,568
Leasehold improvements	3,699	—
Total	361,552	287,489
Less accumulated depreciation and amortization	(205,070)	(173,732)
Property and equipment, net	$156,482	$113,757

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company used the following assumptions for options granted under the 2011 Equity Incentive Plans during the twelve months ended December 31, 2013 and 2012:

	Twelve Months Ended
2011 Equity Incentive Plans Assumptions	December 31, 2013	December 31, 2012
Expected term	9 years	5 years
Weighted average volatility	51.51%	54.89%
Weighted average risk free interest rate	2.17%	0.75%
Expected dividends	—	—